Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Geographic segments
Revenue	$ 26,642	$ 30,534	$ 36,964
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 12,962	$ 15,407	$ 13,108
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 22,788	$ 26,135	$ 31,113
Revenues (as a percent)	85.50%	85.60%	84.20%
Non-current assets	$ 11,825	$ 14,270	$ 12,280
Non-current assets (as a percent)	91.20%	92.60%	93.70%
New Zealand
Geographic segments
Revenue	$ 3,509	$ 3,439	$ 4,520
Revenues (as a percent)	13.20%	11.30%	12.20%
Non-current assets	$ 1,082	$ 1,015	$ 761
Non-current assets (as a percent)	8.30%	6.60%	5.80%
Other overseas
Geographic segments
Revenue	$ 345	$ 960	$ 1,331
Revenues (as a percent)	1.30%	3.10%	3.60%
Non-current assets	$ 55	$ 122	$ 67
Non-current assets (as a percent)	0.50%	0.80%	0.50%